Intangible assets, net (Details) - Schedule of Intangible assets, net - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Intangible assets, net [Abstract]
Gross Value, Patents/Intellectual Property	$ 356,890	$ 235,925
Accumulated Amortization, Patents/Intellectual Property	(51,408)	(18,014)
Net Value, Patents/Intellectual Property	$ 305,482	$ 217,911
Weighted average remaining amortization period (in years), Patents/Intellectual Property	7 years 7 months 13 days	8 years 11 months 19 days